Segment information (Details) - Schedule of income recognized $ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2022 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Segment information (Details) - Schedule of income recognized [Line Items]
Total revenue of the Group		$ 11,507,549	$ 10,067,683	$ 7,237,628
Mexicos [member]
Segment information (Details) - Schedule of income recognized [Line Items]
Total revenue of the Group		10,531,505	10,059,285	7,237,628
United State [member]
Segment information (Details) - Schedule of income recognized [Line Items]
Total revenue of the Group	[1]	966,085
Guatemalas [member]
Segment information (Details) - Schedule of income recognized [Line Items]
Total revenue of the Group		$ 9,959	$ 8,398

[1]	The main concentration of JAFRA’s income is in Mexico, however, there is an entity in the United States which represents a smaller percentage 8% of the Group’s total income.